Consolidated Statements of Changes in Equity - CAD ($) shares in Thousands, $ in Millions	Total	Class B Non-Voting Shares	Total	Issued capital Class A Voting Shares	Issued capital Class B Non-Voting Shares	Retained earnings	FVTOCI investment reserve	Hedging reserve	Equity investment reserve	Non- controlling interest
Shareholders' equity, beginning balance at Dec. 31, 2023	$ 10,440			$ 71	$ 1,921	$ 9,839	$ (17)	$ (1,384)	$ 10
Number of shares, beginning balance at Dec. 31, 2023				111,152	418,869
Net income for the year	1,734					1,734
Other comprehensive income:
Defined benefit pension plans, net of tax	129					129
FVTOCI investments, net of tax	10						10
Derivative instruments accounted for as hedges, net of tax	(1,167)							(1,167)
Other comprehensive income (loss) for the year	(1,028)					129	10	(1,167)	0
Comprehensive income for the year	706					1,863	10	(1,167)	0
Transactions with shareholders recorded directly in equity:
Dividends declared (note 28)	(1,068)					(1,068)
Share price change on DRIP dividends	(4)					(4)
Shares issued as settlement of dividends (note 28)	329				$ 329
Total transactions with shareholders	(743)			$ 0	$ 329	(1,072)
Total transactions with shareholders (in shares)				0	6,080
Shareholders' equity, ending balance at Dec. 31, 2024	10,403		$ 10,403	$ 71	$ 2,250	10,630	(7)	(2,551)	10	$ 0
Number of shares, ending balance at Dec. 31, 2024				111,152	424,949
Transactions with shareholders recorded directly in equity:
Shares issued as settlement of dividends (note 28) (in shares)		1,943			6,080
Net income for the year	6,906		6,894			6,894				12
Defined benefit pension plans, net of tax	85		85			85
FVTOCI investments, net of tax	39		39				39
Derivative instruments accounted for as hedges, net of tax	1,246		1,246					1,246
Other comprehensive income (loss) for the year	1,370		1,370			85	39	1,246	0
Comprehensive income for the year	8,276		8,264			6,979	39	1,246	0	12
Dividends declared (note 28)	(1,079)		(1,079)			(1,079)
Share price change on DRIP dividends	(2)		(2)			(2)
Non-controlling interests in shares of a subsidiary (note 28)	6,656									6,656
Dividends declared by a subsidiary to non-controlling interests	(133)									(133)
Shares issued as settlement of dividends (note 28)	165		165		$ 165
Total transactions with shareholders	5,607		(916)	$ 0	$ 165	(1,081)				6,523
Total transactions with shareholders (in shares)				0	4,124
Shareholders' equity, ending balance at Dec. 31, 2025	$ 24,286		$ 17,751	$ 71	$ 2,415	$ 16,528	$ 32	$ (1,305)	$ 10	$ 6,535
Number of shares, ending balance at Dec. 31, 2025				111,152	429,073
Transactions with shareholders recorded directly in equity:
Shares issued as settlement of dividends (note 28) (in shares)		0			4,124